Salaries and social charges	6 Months Ended
Jun. 30, 2019
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Salaries and social charges
13.	Salaries and social charges

	June 30, 2019	December 31, 2018

Profit sharing	23,928	20,653
Salaries payable	5,728	4,378
Social charges	9,548	8,421
Payroll accruals	28,804	14,601
Payroll taxes (LTIP)	38,304	23,816
Other	2,672	2,067

	108,984	73,936